Convertible Senior Notes (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2023 and September 30, 2024 were as follows:

	As of December 31,	As of September 30,
	2023	2024	2024
	RMB	RMB	US$
Principal	10,801,658	7,846,874	1,118,171
Less: unamortized discount and debt issuance costs	(144,778)	(356,805)	(50,844)
Net carrying amount	10,946,436	8,203,679	1,169,015

Schedule of Amounts of Interest Cost Recognized

For the nine months ended September 30, 2023 and 2024, the amounts of interest cost recognized were as follows:

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Contractual interest expense	489,086	445,608	63,499
Amortization of the discount and issuance costs	214,934	218,576	31,147
Total	704,020	664,184	94,646